UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

__________________

FORM N-Q

_______________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08061

_____________________

Diamond Hill Funds

(Exact name of registrant as specified in charter)

_____________________

325 John H. McConnell Boulevard, Suite 200

Columbus, OH 43215

(Address of principal executive offices) (Zip Code)

James F. Laird, Jr.,

325 John H. McConnell Boulevard, Suite 200

Columbus, OH 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 255-3333

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1.    Schedules of Investments.

Diamond Hill Small Cap Fund
Schedule of Investments
September 30, 2014 (Unaudited)
	Shares	Fair Value
Common Stocks - 80.0%
Consumer Discretionary - 8.8%
Aaron's, Inc.	471,635	$11,470,163
Callaway Golf Co.^	375,583	2,719,221
Carter's, Inc.^	96,830	7,506,262
Global Sources Ltd.*^	749,948	5,032,151
Hillenbrand, Inc.^	372,900	11,518,881
Live Nation Entertainment, Inc.*	713,555	17,139,591
Steiner Leisure Ltd.*^^	729,752	27,431,377
Tenneco, Inc.*	386,305	20,207,615
Vail Resorts, Inc.	198,385	17,211,883
		120,237,144

Consumer Staples - 4.7%
B&G Foods, Inc.^	680,640	18,751,632
Energizer Holdings, Inc.^	129,105	15,907,027
Flowers Foods, Inc.^	1,090,759	20,026,335
Post Holdings, Inc.*^	294,100	9,758,238
		64,443,232

Energy - 9.9%
Carrizo Oil & Gas, Inc.*^	235,411	12,669,820
Cimarex Energy Co.	241,295	30,531,056
Contango Oil & Gas Co.*^	276,767	9,199,735
Denbury Resources, Inc.^	638,515	9,596,880
Rosetta Resources, Inc.*^	845,300	37,666,569
Southwestern Energy Co.*	177,485	6,203,101
Whiting Petroleum Corp.*	375,300	29,104,515
		134,971,676

Financials - 27.4%
Alleghany Corp.*	36,757	15,369,940
American Equity Investment Life Holding Co.^	766,500	17,537,520
Assured Guaranty Ltd.	379,152	8,402,008
Brown & Brown, Inc.	828,005	26,620,361
Endurance Specialty Holdings Ltd.	321,160	17,721,609
Enstar Group Ltd.*^	154,852	21,109,425
First Horizon National Corp.^	791,280	9,716,918
First Niagara Financial Group, Inc.	808,720	6,736,638
First of Long Island Corp., The^	159,419	5,491,985

Diamond Hill Small Cap Fund
Schedule of Investments (Continued)
September 30, 2014 (Unaudited)
	Shares	Fair Value
Common Stocks - 80.0% continued
Financials - 27.4% continued
Fortress Investment Group LLC, Class A	2,277,715	$15,670,679
Greenlight Capital Re Ltd., Class A*^	580,240	18,805,578
HCC Insurance Holdings, Inc.	750,230	36,228,607
Infinity Property & Casualty Corp.	89,440	5,725,054
iStar Financial, Inc. REIT*^	2,743,590	37,038,464
Mid-America Apartment Communities, Inc. REIT^	224,204	14,718,993
National Penn Bancshares, Inc.^	856,140	8,313,119
Nationstar Mortgage Holdings, Inc.*^	199,105	6,817,355
Navigators Group, Inc.*^	550,828	33,875,922
Popular, Inc.*	1,045,703	30,780,268
Reinsurance Group of America	127,270	10,198,145
State Bank Financial Corp.	290,234	4,713,400
Sterling Bancorp^	775,960	9,924,528
Winthrop Realty Trust REIT^	884,650	13,331,676
		374,848,192

Health Care - 6.5%
Alere, Inc.*^	810,570	31,433,904
Greatbatch, Inc.*^	374,260	15,947,219
LifePoint Hospitals, Inc.*	75,750	5,241,143
Natus Medical, Inc.*	847,635	25,013,709
Universal American Financial Corp.*	1,326,486	10,664,947
		88,300,922

Industrials - 15.4%
AAR Corp.^	343,967	8,306,803
Aircastle Ltd.^	1,097,365	17,952,891
Alaska Air Group, Inc.^	238,560	10,386,902
Avis Budget Group, Inc.*^	760,545	41,746,316
Brink's Co., The^	364,190	8,755,128
Corrections Corp. of America^	641,908	22,055,958
Hub Group, Inc., Class A*	524,675	21,265,078
Hyster-Yale Materials Handling, Inc.^	111,100	7,956,982
Kennametal, Inc.^	389,230	16,079,091
Toro Co., The	188,380	11,157,747

Diamond Hill Small Cap Fund
Schedule of Investments (Continued)
September 30, 2014 (Unaudited)
	Shares	Fair Value
Common Stocks - 80.0% continued
Industrials - 15.4% continued
TriMas Corp.*	427,850	$10,409,591
Trinity Industries, Inc.^	724,510	33,849,108
Xpo Logistics, Inc.*^	3,657	137,759
		210,059,354

Information Technology - 4.4%
Broadridge Financial Solutions, Inc.	534,710	22,259,977
CSG Systems International, Inc.^	209,772	5,512,808
DST Systems, Inc.	366,090	30,722,273
Rovi Corp.*	85,985	1,697,774
		60,192,832

Utilities - 2.9%
Cleco Corp.	205,390	9,889,529
ITC Holdings Corp.	265,083	9,444,907
UGI Corp.	603,930	20,587,973
		39,922,409

Total Common Stocks		$1,092,975,761

Registered Investment Companies - 33.8%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.09%Σ	283,334,867	283,334,867
State Street Navigator Securities Lending Prime Portfolio, 0.15%†Σ	178,391,928	178,391,928
Total Registered Investment Companies		$461,726,795

Total Investment Securities - 113.8%
(Cost $1,250,903,798)**		$1,554,702,556
Net Other Assets (Liabilities) - (13.8)%		(188,645,882)

Net Assets - 100.0%		$1,366,056,674

^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of September 30, 2014, was $171,351,924.
*	Non-income producing security.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of September 30, 2014.
Σ	Rate represents the daily yield on September 30, 2014.
**	Represents cost for financial reporting purposes.
^^	Affiliated Company. An affiliated company is a company in which the Fund has ownership of at least 5% of the company’s outstanding voting securities or an equivalent interest in the company. Details related to affiliated company holdings are as follows:

Name of Issuer	Fair Value As of 6/30/14	Gross Additions	Gross Reductions	Fair Value As of 9/30/14
Steiner Leisure Ltd.	$31,590,965	$-	$-	$27,431,377
Total	$31,590,965	$-	$-	$27,431,377

REIT - Real Estate Investment Trust

See accompanying Notes to Schedules of Investments

Diamond Hill Small-Mid Cap Fund
Schedule of Investments
September 30, 2014 (Unaudited)
	Shares	Fair Value
Common Stocks - 90.9%
Consumer Discretionary - 12.2%
Aaron's, Inc.^	372,805	$9,066,618
Gannett Co., Inc.^	333,345	9,890,346
Goodyear Tire & Rubber Co., The	255,790	5,777,017
Jarden Corp.*	212,955	12,800,725
Staples, Inc.^	1,157,110	14,001,031
Steiner Leisure Ltd.*^	282,800	10,630,452
Whirlpool Corp.	62,780	9,143,907
		71,310,096

Consumer Staples - 10.3%
B&G Foods, Inc.^	388,808	10,711,660
Coty, Inc.^	278,465	4,608,596
Energizer Holdings, Inc.^	78,475	9,668,905
Flowers Foods, Inc.^	705,838	12,959,186
Molson Coors Brewing Co., Class B	200,885	14,953,879
Post Holdings, Inc.*^	221,387	7,345,621
		60,247,847

Energy - 8.9%
Cimarex Energy Co.	168,380	21,305,122
Contango Oil & Gas Co.*^	78,634	2,613,794
Denbury Resources, Inc.^	175,613	2,639,463
Energen Corp.^	119,348	8,621,700
Noble Energy, Inc.^	90,880	6,212,557
Whiting Petroleum Corp.*	138,195	10,717,022
		52,109,658

Financials - 29.6%
American Equity Investment Life Holding Co.^	346,365	7,924,831
Brown & Brown, Inc.	546,140	17,558,401
Endurance Specialty Holdings Ltd.	236,305	13,039,310
Enstar Group Ltd.*^	21,040	2,868,173
First Horizon National Corp.^	469,080	5,760,302
First Niagara Financial Group, Inc.^	799,655	6,661,126
First Republic Bank^	195,715	9,664,407
Greenlight Capital Re Ltd., Class A*^	242,825	7,869,958
HCC Insurance Holdings, Inc.	193,185	9,328,904
Infinity Property & Casualty Corp.^	52,790	3,379,088
iStar Financial, Inc. REIT*^	790,445	10,671,008

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)
September 30, 2014 (Unaudited)
	Shares	Fair Value
Common Stocks - 90.9% continued
Financials - 29.6% continued
Mid-America Apartment Communities, Inc. REIT^	111,400	$7,313,410
National Penn Bancshares, Inc.^	519,695	5,046,238
Nationstar Mortgage Holdings, Inc.*^	129,765	4,443,154
Navigators Group, Inc.*^	105,465	6,486,098
Popular, Inc.*	331,082	9,745,399
Reinsurance Group of America^	97,580	7,819,085
Willis Group Holdings plc^	727,335	30,111,668
XL Group plc	205,900	6,829,703
		172,520,263

Health Care - 10.3%
Boston Scientific Corp.*	1,427,905	16,863,558
CareFusion Corp.*	137,750	6,233,188
Catamaran Corp.*	233,635	9,847,715
LifePoint Hospitals, Inc.*^	171,665	11,877,501
Orthofix International NV*^	268,422	8,310,345
Universal American Financial Corp.*^	843,140	6,778,846
		59,911,153

Industrials - 10.7%
Aircastle Ltd.^	258,800	4,233,968
Brink's Co., The^	179,875	4,324,195
Corrections Corp. of America^	244,976	8,417,375
Dover Corp.^	182,943	14,695,811
Hub Group, Inc., Class A*	417,970	16,940,324
Kennametal, Inc.^	193,635	7,999,062
Knowles Corp.*^	84,931	2,250,672
Parker Hannifin Corp.^	31,775	3,627,116
		62,488,523

Information Technology - 5.9%
Broadridge Financial Solutions, Inc.	136,015	5,662,304
Juniper Networks, Inc.	680,285	15,068,313
Linear Technology Corp.^	88,630	3,934,286
Vantiv, Inc., Class A*^	307,895	9,513,955
		34,178,858

Utilities - 3.0%
Cleco Corp.^	40,780	1,963,557
ITC Holdings Corp.	144,925	5,163,678

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)
September 30, 2014 (Unaudited)
	Shares	Fair Value
Common Stocks - 90.9% continued
Utilities - 3.0% continued
UGI Corp.	302,085	$10,298,077
		17,425,312

Total Common Stocks		$530,191,710

Registered Investment Companies - 37.2%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.09%Σ	52,956,571	52,956,571
State Street Navigator Securities Lending Prime Portfolio, 0.15%†Σ	163,808,126	163,808,126
Total Registered Investment Companies		$216,764,697

Total Investment Securities - 128.1%
(Cost $710,135,475)**		$746,956,407
Net Other Assets (Liabilities) - (28.1)%		(163,796,353)

Net Assets - 100.0%		$583,160,054

^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of September 30, 2014, was $158,239,301.
*	Non-income producing security.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of September 30, 2014.
Σ	Rate represents the daily yield on September 30, 2014.
**	Represents cost for financial reporting purposes.

REIT - Real Estate Investment Trust

See accompanying Notes to Schedules of Investments

Diamond Hill Mid Cap Fund
Schedule of Investments
September 30, 2014 (Unaudited)
	Shares	Fair Value
Common Stocks - 92.9%
Consumer Discretionary - 14.1%
Aaron's, Inc.	9,009	$219,099
Dollar General Corp.*	2,253	137,681
Gannett Co., Inc.^	8,035	238,398
Goodyear Tire & Rubber Co., The	6,095	137,656
Jarden Corp.*	5,172	310,889
Mattel, Inc.^	4,420	135,473
Ross Stores, Inc.	2,170	164,009
Staples, Inc.^	20,985	253,919
VF Corp.^	2,450	161,774
Whirlpool Corp.^	2,016	293,630
		2,052,528

Consumer Staples - 10.8%
B&G Foods, Inc.^	9,415	259,383
Coty, Inc.^	7,095	117,422
Energizer Holdings, Inc.	1,820	224,242
Flowers Foods, Inc.^	18,346	336,833
Molson Coors Brewing Co., Class B^	4,837	360,066
Post Holdings, Inc.*^	2,000	66,360
Sysco Corp.^	6,085	230,926
		1,595,232

Energy - 9.8%
Cimarex Energy Co.^	4,413	558,377
Energen Corp.	2,875	207,690
Noble Energy, Inc.^	5,376	367,503
Southwestern Energy Co.*^	1,553	54,277
Whiting Petroleum Corp.*^	3,294	255,450
		1,443,297

Financials - 29.6%
Alleghany Corp.*^	258	107,883
American Equity Investment Life Holding Co.^	8,538	195,349
Brown & Brown, Inc.^	13,435	431,935
Endurance Specialty Holdings Ltd.	6,950	383,501
Enstar Group Ltd.*^	995	135,638
First Horizon National Corp.^	11,170	137,168
First Niagara Financial Group, Inc.^	22,373	186,367
First Republic Bank^	3,890	192,088
HCC Insurance Holdings, Inc.	5,890	284,428

Diamond Hill Mid Cap Fund
Schedule of Investments (Continued)
September 30, 2014 (Unaudited)
	Shares	Fair Value
Common Stocks - 92.9% continued
Financials - 29.6% continued
Mid-America Apartment Communities, Inc. REIT^	3,916	$257,085
National Penn Bancshares, Inc.	14,983	145,485
Nationstar Mortgage Holdings, Inc.*^	4,161	142,473
Popular, Inc.*	8,276	243,604
Progressive Corp.	6,127	154,891
Reinsurance Group of America^	2,509	201,046
SunTrust Banks, Inc.	4,727	179,768
Willis Group Holdings plc^	18,097	749,217
XL Group plc^	6,396	212,155
		4,340,081

Health Care - 8.8%
Boston Scientific Corp.*^	49,383	583,213
CareFusion Corp.*^	4,341	196,430
Catamaran Corp.*	5,530	233,090
LifePoint Hospitals, Inc.*^	4,165	288,176
		1,300,909

Industrials - 11.2%
Brink's Co., The^	3,974	95,535
Corrections Corp. of America^	7,407	254,504
Dover Corp.^	5,265	422,937
Hub Group, Inc., Class A*^	8,645	350,382
Kennametal, Inc.^	4,726	195,231
Knowles Corp.*^	2,462	65,243
Parker Hannifin Corp.^	2,351	268,367
		1,652,199

Information Technology - 5.7%
Broadridge Financial Solutions, Inc.	2,740	114,066
Juniper Networks, Inc.^	16,801	372,142
Linear Technology Corp.^	2,980	132,282
Vantiv, Inc., Class A*^	7,305	225,725
		844,215

Utilities - 2.9%
Cleco Corp.	1,123	54,072
ITC Holdings Corp.^	3,899	138,922
UGI Corp.^	6,769	230,755
		423,749

Total Common Stocks		$13,652,210

Diamond Hill Mid Cap Fund
Schedule of Investments (Continued)
September 30, 2014 (Unaudited)
	Shares	Fair Value
Registered Investment Companies - 36.0%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.09%Σ	1,047,797	$1,047,797
State Street Navigator Securities Lending Prime Portfolio, 0.15%†Σ	4,248,519	4,248,519
Total Registered Investment Companies		$5,296,316

Total Investment Securities - 128.9%
(Cost $19,016,180)**		$18,948,526
Net Other Assets (Liabilities) - (28.9)%		(4,245,111)

Net Assets - 100.0%		$14,703,415

^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of September 30, 2014, was $4,112,383.
*	Non-income producing security.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of September 30, 2014.
Σ	Rate represents the daily yield on September 30, 2014.
**	Represents cost for financial reporting purposes.

REIT - Real Estate Investment Trust

See accompanying Notes to Schedules of Investments

Diamond Hill Large Cap Fund
Schedule of Investments
September 30, 2014 (Unaudited)
	Shares	Fair Value
Common Stocks - 98.8%
Consumer Discretionary - 13.6%
Comcast Corp., Class A	1,141,410	$61,385,030
Gannett Co., Inc.	1,309,405	38,850,046
Goodyear Tire & Rubber Co., The	614,535	13,879,273
McDonald's Corp.	264,479	25,075,254
TJX Cos., Inc., The	1,122,010	66,389,332
Twenty-First Century Fox, Inc.	1,319,455	43,951,046
VF Corp.	943,840	62,321,755
Walt Disney Co., The	703,965	62,674,004
Whirlpool Corp.	304,290	44,319,839
		418,845,579

Consumer Staples - 10.9%
Kimberly-Clark Corp.	621,715	66,877,883
PepsiCo, Inc.	825,755	76,869,533
Philip Morris International	543,810	45,353,754
Procter & Gamble Co., The	1,227,137	102,760,452
Sysco Corp.	1,166,084	44,252,888
		336,114,510

Energy - 11.0%
Cimarex Energy Co.	546,815	69,188,502
Devon Energy Corp.	1,468,507	100,122,806
EOG Resources, Inc.	822,426	81,436,623
Noble Energy, Inc.	417,610	28,547,820
Occidental Petroleum Corp.	624,840	60,078,366
		339,374,117

Financials - 25.7%
American International Group, Inc.	1,667,820	90,095,636
Citigroup, Inc.	1,885,585	97,711,015
Franklin Resources, Inc.	794,720	43,399,659
JPMorgan Chase & Co.	1,551,768	93,478,504
Marsh & McLennan Cos., Inc.	1,172,545	61,371,005
MetLife, Inc.	692,175	37,183,641
Morgan Stanley	2,904,745	100,417,035
PNC Financial Services Group, Inc.	809,030	69,236,787
Progressive Corp.	2,335,635	59,044,853
Prudential Financial, Inc.	840,989	73,956,573
Wells Fargo & Co.	1,185,490	61,491,366
		787,386,074

Diamond Hill Large Cap Fund
Schedule of Investments (Continued)
September 30, 2014 (Unaudited)
	Shares	Fair Value
Common Stocks - 98.8% continued
Health Care - 14.3%
Abbott Laboratories	2,158,447	$89,769,810
Baxter International, Inc.	556,867	39,966,345
Boston Scientific Corp.*	5,206,945	61,494,020
Express Scripts Holding Co.*	763,325	53,913,645
Medtronic, Inc.^	1,399,907	86,724,239
Pfizer, Inc.	3,188,177	94,274,394
Stryker Corp.	189,110	15,270,633
		441,413,086

Industrials - 10.9%
3M Co.	430,032	60,926,934
Dover Corp.	766,528	61,575,195
Illinois Tool Works, Inc.	620,139	52,352,134
Parker Hannifin Corp.	538,074	61,421,147
United Technologies Corp.	929,357	98,140,099
		334,415,509

Information Technology - 11.4%
Apple Computer, Inc.	525,952	52,989,664
Cisco Systems, Inc.	2,094,143	52,709,579
International Business Machines Corp.	313,005	59,417,739
Juniper Networks, Inc.	1,741,240	38,568,466
Linear Technology Corp.^	672,635	29,858,268
Microsoft Corp.	1,760,385	81,611,449
Vantiv, Inc., Class A*	1,192,680	36,853,812
		352,008,977

Materials - 1.0%
Praxair, Inc.	238,747	30,798,363

Total Common Stocks		$3,040,356,215

Registered Investment Companies - 2.8%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.09%Σ	28,018,602	28,018,602
State Street Navigator Securities Lending Prime Portfolio, 0.15%†Σ	57,844,166	57,844,166

Total Registered Investment Companies		$85,862,768

Total Investment Securities - 101.6%
(Cost $2,364,478,095)**		$3,126,218,983
Net Other Assets (Liabilities) - (1.6)%		(49,508,630)

Diamond Hill Large Cap Fund
Schedule of Investments (Continued)
September 30, 2014 (Unaudited)
	Shares	Fair Value
Net Assets - 100.0%		$3,076,710,353

^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of September 30, 2014, was $56,018,786.
*	Non-income producing security.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of September 30, 2014.
Σ	Rate represents the daily yield on September 30, 2014.
**	Represents cost for financial reporting purposes.

See accompanying Notes to Schedules of Investments

Diamond Hill Select Fund
Schedule of Investments
September 30, 2014 (Unaudited)
	Shares	Fair Value
Common Stocks - 95.3%
Consumer Discretionary - 15.6%
Jarden Corp.*	38,073	$2,288,568
TJX Cos., Inc., The	29,315	1,734,569
Twenty-First Century Fox, Inc.	73,072	2,434,028
VF Corp.	26,935	1,778,518
Whirlpool Corp.^	17,802	2,592,861
		10,828,544

Consumer Staples - 5.5%
PepsiCo, Inc.	20,583	1,916,071
Philip Morris International	23,273	1,940,969
		3,857,040

Energy - 6.1%
Cimarex Energy Co.^	23,011	2,911,581
EOG Resources, Inc.^	13,530	1,339,741
		4,251,322

Financials - 27.8%
American International Group, Inc.^	35,239	1,903,611
Brown & Brown, Inc.^	54,380	1,748,317
Citigroup, Inc.	24,137	1,250,779
Endurance Specialty Holdings Ltd.	40,819	2,252,392
Franklin Resources, Inc.^	34,434	1,880,441
iStar Financial, Inc. REIT*^	130,893	1,767,056
MetLife, Inc.^	25,528	1,371,364
Navigators Group, Inc.*^	25,497	1,568,066
Popular, Inc.*	70,797	2,083,910
Willis Group Holdings plc^	83,227	3,445,597
		19,271,533

Health Care - 16.0%
Alere, Inc.*^	34,535	1,339,267
Boston Scientific Corp.*^	235,233	2,778,102
Pfizer, Inc.	64,287	1,900,967
Teva Pharmaceutical Industries Ltd., SP ADR	39,185	2,106,194
Valeant Pharmaceuticals International, Inc.*	22,993	3,016,681
		11,141,211

Industrials - 8.4%
Hub Group, Inc., Class A*^	59,695	2,419,439
Parker Hannifin Corp.^	9,149	1,044,358

Diamond Hill Select Fund
Schedule of Investments (Continued)
September 30, 2014 (Unaudited)
	Shares	Fair Value
Common Stocks - 95.3% continued
Industrials - 8.4% continued
United Technologies Corp.	22,773	$2,404,829
		5,868,626

Information Technology - 15.9%
Apple Computer, Inc.^	19,936	2,008,552
Cisco Systems, Inc.^	83,326	2,097,315
International Business Machines Corp.^	16,414	3,115,870
Juniper Networks, Inc.^	78,796	1,745,331
Microsoft Corp.	44,736	2,073,961
		11,041,029

Total Common Stocks		$66,259,305

Registered Investment Companies - 35.5%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.09%Σ	5,524,845	5,524,845
State Street Navigator Securities Lending Prime Portfolio, 0.15%†Σ	19,184,268	19,184,268
Total Registered Investment Companies		$24,709,113

Total Investment Securities - 130.8%
(Cost $79,974,270)**		$90,968,418
Net Other Assets (Liabilities) - (30.8)%		(21,412,767)

Net Assets - 100.0%		$69,555,651

*	Non-income producing security.
^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of September 30, 2014, was $18,655,445.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of September 30, 2014.
Σ	Rate represents the daily yield on September 30, 2014.
**	Represents cost for financial reporting purposes.

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

See accompanying Notes to Schedules of Investments

Diamond Hill Long-Short Fund
Schedule of Investments
September 30, 2014 (Unaudited)
	Shares	Fair Value
Common Stocks - 80.6%
Consumer Discretionary - 12.7%
Comcast Corp., Class A	1,082,305	$58,206,362
Gannett Co., Inc.^	1,527,250	45,313,508
Goodyear Tire & Rubber Co., The	1,268,880	28,657,655
Jarden Corp.*	923,280	55,498,360
TJX Cos., Inc., The	1,006,650	59,563,481
Twenty-First Century Fox, Inc.	1,586,050	52,831,326
VF Corp.	1,084,320	71,597,650
Walt Disney Co., The	810,326	72,143,323
Whirlpool Corp.	294,285	42,862,610
		486,674,275

Consumer Staples - 7.6%
Kimberly-Clark Corp.	659,090	70,898,311
PepsiCo, Inc.	731,415	68,087,422
Procter & Gamble Co., The	1,140,315	95,489,978
Sysco Corp.^	1,400,672	53,155,503
		287,631,214

Energy - 9.3%
Cimarex Energy Co.	709,379	89,757,725
Devon Energy Corp.	1,325,288	90,358,136
EOG Resources, Inc.	995,522	98,576,588
Noble Energy, Inc.	365,259	24,969,105
Occidental Petroleum Corp.	528,608	50,825,659
		354,487,213

Financials - 23.0%
American International Group, Inc.	1,932,435	104,390,140
Brown & Brown, Inc.	1,920,515	61,744,557
Citigroup, Inc.	2,203,329	114,176,508
Franklin Resources, Inc.	1,400,035	76,455,911
JPMorgan Chase & Co.	1,278,675	77,027,382
MetLife, Inc.	875,215	47,016,550
Morgan Stanley	1,531,170	52,932,547
PNC Financial Services Group, Inc.	507,405	43,423,720
Popular, Inc.*	2,987,477	87,936,386
Progressive Corp.	1,405,305	35,526,110
Prudential Financial, Inc.	541,468	47,616,696
Wells Fargo & Co.	681,060	35,326,582
Willis Group Holdings plc	2,308,940	95,590,116
		879,163,205

Diamond Hill Long-Short Fund
Schedule of Investments (Continued)
September 30, 2014 (Unaudited)
	Shares	Fair Value
Common Stocks - 80.6% continued
Health Care - 9.2%
Abbott Laboratories	2,232,085	$92,832,416
Alere, Inc.*	879,380	34,102,356
Baxter International, Inc.	505,971	36,313,539
Boston Scientific Corp.*	6,448,038	76,151,329
Medtronic, Inc.^	569,272	35,266,400
Pfizer, Inc.	2,611,005	77,207,418
		351,873,458

Industrials - 8.3%
3M Co.	395,140	55,983,435
Dover Corp.	680,835	54,691,476
Illinois Tool Works, Inc.	591,915	49,969,464
Parker Hannifin Corp.	535,275	61,101,642
United Technologies Corp.	886,705	93,636,048
		315,382,065

Information Technology - 10.5%
Apple Computer, Inc.	763,951	76,968,063
Cisco Systems, Inc.	2,672,320	67,262,294
International Business Machines Corp.	388,475	73,744,210
Juniper Networks, Inc.	2,586,140	57,283,001
Microsoft Corp.	1,411,309	65,428,285
Vantiv, Inc., Class A*	1,840,775	56,879,948
		397,565,801

Total Common Stocks		$3,072,777,231

Registered Investment Companies - 18.0%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.09%Σ	649,996,404	$649,996,404
State Street Navigator Securities Lending Prime Portfolio, 0.15%†Σ	37,397,730	37,397,730

Total Registered Investment Companies		$687,394,134

Total Investment Securities - 98.6%
Cost ($2,954,020,771)**		$3,760,171,365
Segregated Cash With Brokers - 22.7%		864,494,889
Securities Sold Short - (19.6)%
(Proceeds $627,092,536)		(745,206,062)
Net Other Assets (Liabilities) - (1.7)%		(64,243,319)

Net Assets - 100.0%		$3,815,216,873

^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of September 30, 2014, was $36,302,967.
*	Non-income producing security.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of September 30, 2014.
Σ	Rate represents the daily yield on September 30, 2014.
**	Represents cost for financial reporting purposes.

See accompanying Notes to Schedules of Investments

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short
September 30, 2014 (Unaudited)
	Shares	Fair Value
Common Stocks - 19.6%
Consumer Discretionary - 7.1%
Brunswick Corp.	1,748,085	$73,664,302
Cabela's, Inc.*	159,970	9,422,233
Gap, Inc., The	900,035	37,522,459
Grand Canyon Education, Inc.*	405,595	16,536,108
Life Time Fitness, Inc.*	611,689	30,853,593
Macy's, Inc.	995,630	57,925,753
New York Times Co., The, Class A	774,145	8,685,907
Sonic Corp.*	424,345	9,488,354
Sotheby's Holdings, Inc.	341,050	12,182,306
Tractor Supply Co.	252,478	15,529,922
		271,810,937

Consumer Staples - 1.7%
Campbell Soup Co.	361,820	15,460,569
Colgate-Palmolive Co.	502,860	32,796,529
Kellogg Co.	252,630	15,562,008
		63,819,106

Financials - 2.8%
BancorpSouth, Inc.	421,145	8,481,860
Cincinnati Financial Corp.	609,315	28,668,271
First American Financial Corp.	597,795	16,212,200
Hanover Insurance Group, Inc.	442,775	27,195,241
Moody's Corp.	114,325	10,803,713
RenaissanceRe Holdings Ltd.	92,550	9,254,075
Rouse Properties, Inc.	476,925	7,711,877
		108,327,237

Health Care - 1.9%
Bristol-Myers Squibb Co.	667,575	34,166,489
Celgene Corp.*	171,135	16,220,175
Healthcare Services Group	418,510	11,973,571
Intuitive Surgical, Inc.*	23,185	10,707,297
		73,067,532

Industrials - 3.4%
Boeing Co., The	704,905	89,790,799
Kansas City Southern Industries, Inc.	240,095	29,099,514
Navistar International Corp.*	236,580	7,785,848
		126,676,161

Information Technology - 1.5%
Advent Software, Inc.	1,072,830	33,858,515

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short (continued)
September 30, 2014 (Unaudited)
	Shares	Fair Value
Common Stocks (continued) 19.6%
Information Technology - 1.5% continued
Ubiquiti Networks, Inc.*	559,427	$20,995,295
		54,853,810

Materials - 0.4%
Intrepid Potash, Inc.*	968,840	14,968,578

Telecommunication Services - 0.8%
AT&T, Inc.	598,235	21,081,801
Level 3 Communications, Inc.*	231,815	10,600,900
		31,682,701

Total Securities Sold Short - 19.6%
(Proceeds $627,092,536)		$745,206,062

*	Non-dividend expense producing security.

Percentages disclosed are based on total net assets of the Fund at September 30, 2014.

See accompanying Notes to Schedules of Investments

Diamond Hill Research Opportunities Fund
Schedule of Investments
September 30, 2014 (Unaudited)
	Shares	Fair Value
Common Stocks - 89.8%
Consumer Discretionary - 14.6%
Comcast Corp., Class A^	6,625	$356,293
Dollar General Corp.*	5,475	334,577
Dolphin Capital Investors Ltd. (GB)*	900,000	506,870
Gannett Co., Inc.^	10,040	297,887
Goodyear Tire & Rubber Co., The^	27,000	609,795
Groupon, Inc.*^	51,025	340,847
Jarden Corp.*	15,200	913,672
LVMH Moet Hennessy Louis Vuitton SA (FR)	2,300	373,434
Ross Stores, Inc.	4,670	352,959
Staples, Inc.^	29,065	351,687
Steiner Leisure Ltd.*^	15,531	583,810
TJX Cos., Inc., The	8,056	476,673
Twenty-First Century Fox, Inc.	42,700	1,422,336
Vail Resorts, Inc.^	10,300	893,628
VF Corp.	15,200	1,003,656
Whirlpool Corp.	11,250	1,638,563
		10,456,687

Consumer Staples - 5.8%
B&G Foods, Inc.^	45,165	1,244,295
Coty, Inc.^	35,500	587,525
Philip Morris International	5,000	417,000
Post Holdings, Inc.*^	36,298	1,204,368
Tesco plc ADR	75,935	689,869
		4,143,057

Energy - 3.4%
Cimarex Energy Co.^	15,250	1,929,582
Whiting Petroleum Corp.*	6,750	523,463
		2,453,045

Financials - 20.9%
American International Group, Inc.	18,910	1,021,518
Ashmore Group plc (GB)	121,505	602,588
Brown & Brown, Inc.	35,350	1,136,502
Endurance Specialty Holdings Ltd.	13,930	768,658
Fortress Investment Group LLC, Class A	216,286	1,488,048
Franklin Resources, Inc.	13,945	761,536
iStar Financial, Inc. REIT*^	92,700	1,251,450
MetLife, Inc.	8,655	464,947
Nationstar Mortgage Holdings, Inc.*^	16,000	547,840

Diamond Hill Research Opportunities Fund
Schedule of Investments (Continued)
September 30, 2014 (Unaudited)
	Shares	Fair Value
Common Stocks - 89.8% continued
Financials - 20.9% continued
Navigators Group, Inc.*^	26,435	$1,625,752
Popular, Inc.*	62,955	1,853,080
Scor SA (FR)	9,985	311,822
Willis Group Holdings plc^	66,480	2,752,272
Winthrop Realty Trust REIT^	32,000	482,240
		15,068,253

Health Care - 16.7%
Alere, Inc.*^	40,127	1,556,125
Boston Scientific Corp.*^	119,999	1,417,188
Catamaran Corp.*	15,725	662,809
Express Scripts Holding Co.*	18,125	1,280,168
GlaxoSmithKline plc	14,902	685,045
Ipsen SA (FR)	15,422	758,220
LifePoint Hospitals, Inc.*^	8,130	562,515
Natus Medical, Inc.*^	27,000	796,770
Orthofix International NV*^	18,032	558,271
Stryker Corp.^	5,640	455,430
Teva Pharmaceutical Industries Ltd., SP ADR	8,600	462,250
UnitedHealth Group, Inc.^	6,310	544,238
Universal American Financial Corp.*^	91,300	734,052
Valeant Pharmaceuticals International, Inc.*	11,150	1,462,880
		11,935,961

Industrials - 9.9%
Aircastle Ltd.^	72,500	1,186,100
Hub Group, Inc., Class A*	67,400	2,731,722
Kennametal, Inc.^	24,400	1,007,964
Parker Hannifin Corp.^	9,975	1,138,646
United Technologies Corp.	10,100	1,066,560
Xpo Logistics, Inc.*^	197	7,421
		7,138,413

Information Technology - 18.5%
Apple Computer, Inc.	6,635	668,476
Cisco Systems, Inc.^	48,789	1,228,019
International Business Machines Corp.	21,607	4,101,658
Juniper Networks, Inc.	115,155	2,550,684
Linear Technology Corp.^	19,083	847,094
Microsoft Corp.	72,355	3,354,377
Rovi Corp.*^	13,605	268,631

Diamond Hill Research Opportunities Fund
Schedule of Investments (Continued)
September 30, 2014 (Unaudited)
	Shares	Fair Value
Common Stocks - 89.8% continued
Information Technology - 18.5% continued
Samsung Electronics Co., Ltd. (KO)	310	$347,252
		13,366,191

Total Common Stocks		$64,561,607

Registered Investment Companies - 33.6%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.09%Σ	6,279,002	$6,279,002
State Street Navigator Securities Lending Prime Portfolio, 0.15%†Σ	17,856,621	17,856,621

Total Registered Investment Companies		$24,135,623

Total Investment Securities - 123.4%
Cost ($80,722,742)**		$88,697,230
Segregated Cash With Brokers - 13.7%		9,812,252
Securities Sold Short - (11.7)%
(Proceeds $8,073,169)		(8,457,834)
Net Other Assets (Liabilities) - (25.4)%		(18,222,438)

Net Assets - 100.0%		$71,829,210

*	Non-income producing security.
^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of September 30, 2014, was $17,311,727.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of September 30, 2014.
Σ	Rate represents the daily yield on September 30, 2014.
**	Represents cost for financial reporting purposes.

ADR - American Depositary Receipt
FR - French Security
GB - British Security
KO - Korean Security
REIT - Real Estate Investment Trust

See accompanying Notes to Schedules of Investments

Diamond Hill Research Opportunities Fund
Schedule of Investments Sold Short
September 30, 2014 (Unaudited)
	Shares	Fair Value
Common Stocks - 11.7%
Consumer Discretionary - 2.7%
Brunswick Corp.	900	$37,926
Gap, Inc., The	6,145	256,185
Grand Canyon Education, Inc.*	11,538	470,404
Life Time Fitness, Inc.*	6,391	322,362
Macy's, Inc.	7,596	441,935
Sonic Corp.*	8,200	183,352
Sotheby's Holdings, Inc.	4,511	161,133
		1,873,297

Financials - 4.0%
BancorpSouth, Inc.	15,500	312,170
Cincinnati Financial Corp.	11,745	552,602
First American Financial Corp.	16,535	448,429
Hanover Insurance Group, Inc.	17,155	1,053,660
RenaissanceRe Holdings Ltd.	4,525	452,455
Rouse Properties, Inc.	4,880	78,910
		2,898,226

Health Care - 1.3%
Bristol-Myers Squibb Co.	6,134	313,938
Celgene Corp.*	3,596	340,829
Healthcare Services Group	4,500	128,745
Intuitive Surgical, Inc.*	350	161,637
		945,149

Industrials - 1.2%
Boeing Co., The	3,600	458,568
Kansas City Southern Industries, Inc.	2,600	315,120
Navistar International Corp.*	3,900	128,349
		902,037

Information Technology - 2.1%
Advent Software, Inc.	25,004	789,126
Ubiquiti Networks, Inc.*	19,950	748,724
		1,537,850

Materials - 0.4%
Intrepid Potash, Inc.*	19,500	301,275

Total Securities Sold Short - 11.7%
(Proceeds $8,073,169)		$8,457,834

*	Non-dividend expense producing security.

Percentages disclosed are based on total net assets of the Fund at September 30, 2014.

See accompanying Notes to Schedules of Investments

Diamond Hill Financial Long-Short Fund
Schedule of Investments
September 30, 2014 (Unaudited)
	Shares	Fair Value
Common Stocks - 87.1%
Banks - 34.6%
Bank of Marin Bancorp^	7,395	$339,357
Bridge Bancorp, Inc.^	6,510	153,962
Capital City Bank Group, Inc.^	14,045	190,169
Citigroup, Inc.	34,060	1,764,988
First Horizon National Corp.^	47,575	584,221
First Niagara Financial Group, Inc.^	24,275	202,211
First of Long Island Corp., The^	13,339	459,529
First Republic Bank^	8,010	395,534
JPMorgan Chase & Co.^	23,605	1,421,965
National Penn Bancshares, Inc.^	31,930	310,040
PNC Financial Services Group, Inc.^	7,479	640,053
Popular, Inc.*	54,035	1,590,520
State Bank Financial Corp.^	20,905	339,497
Sterling Bancorp^	20,103	257,117
SunTrust Banks, Inc.^	12,882	489,902
Wells Fargo & Co.	10,486	543,909
		9,682,974

Capital Markets - 11.2%
Fortress Investment Group LLC, Class A	179,985	1,238,297
Franklin Resources, Inc.	20,415	1,114,863
Morgan Stanley	22,380	773,677
		3,126,837

Financial Services - 1.2%
Capital One Financial Corp.	4,125	336,683

Financials - 1.4%
Nationstar Mortgage Holdings, Inc.*^	11,105	380,235

Insurance - 30.9%
ACE Ltd.^	3,080	323,000
American Equity Investment Life Holding Co.^	19,070	436,322
American International Group, Inc.^	30,265	1,634,914
Brown & Brown, Inc.^	29,615	952,122
Endurance Specialty Holdings Ltd.	10,085	556,490
Enstar Group Ltd.*^	3,065	417,821
Greenlight Capital Re Ltd., Class A*^	6,215	201,428

Diamond Hill Financial Long-Short Fund
Schedule of Investments (Continued)
September 30, 2014 (Unaudited)
	Shares	Fair Value
Common Stocks - 87.1% (continued)
Insurance - 30.9% continued
HCC Insurance Holdings, Inc.^	3,995	$192,919
Infinity Property & Casualty Corp.^	2,205	141,142
MetLife, Inc.^	13,165	707,224
Navigators Group, Inc.*^	10,355	636,833
Progressive Corp.^	12,790	323,331
Prudential Financial, Inc.^	7,900	694,726
Willis Group Holdings plc^	33,630	1,392,282
		8,610,554

IT Services - 2.9%
Vantiv, Inc., Class A*^	26,455	817,460

REITs & Real Estate Management - 4.9%
iStar Financial, Inc. REIT*^	87,458	1,180,683
Winthrop Realty Trust REIT^	13,337	200,989
		1,381,672
Total Common Stocks		$24,336,415

Registered Investment Companies - 40.3%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.09%Σ	3,267,258	3,267,258
State Street Navigator Securities Lending Prime Portfolio, 0.15%†Σ	7,990,429	7,990,429
Total Registered Investment Companies		$11,257,687

Total Investment Securities - 127.4% (Cost $31,148,507)**		$35,594,102
Segregated Cash With Brokers - 9.7%		2,700,480
Securities Sold Short - (8.3)% (Proceeds $2,132,672)		(2,327,009)
Net Other Assets (Liabilities) - (28.8)%		(8,044,261)
Net Assets - 100.0%		$27,923,312

^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of September 30, 2014, was $7,750,780.
*	Non-income producing security.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of September 30, 2014.
Σ	Rate represents the daily yield on September 30, 2014.
**	Represents cost for financial reporting purposes.

REIT - Real Estate Investment Trust

See accompanying Notes to Schedules of Investments

Diamond Hill Financial Long-Short Fund
Schedule of Investments Sold Short
September 30, 2014 (Unaudited)
	Shares	Fair Value
Common Stocks - 8.3%
Banks - 1.4%
BancorpSouth, Inc.	6,415	$129,198
Bank of The Ozarks, Inc.	8,270	260,670
		389,868

Financial Services - 0.8%
Moody's Corp.	2,415	228,218

Insurance - 5.4%
Cincinnati Financial Corp.	11,190	526,490
First American Financial Corp.	13,835	375,205
Hanover Insurance Group, Inc.	7,505	460,957
RenaissanceRe Holdings Ltd.	1,385	138,486
		1,501,138

REITs & Real Estate Management - 0.7%
Rouse Properties, Inc.	12,850	207,785

Total Securities Sold Short - 8.3%
(Proceeds $2,132,672)		$2,327,009

Percentages disclosed are based on total net assets of the Fund at September 30, 2014.

See accompanying Notes to Schedules of Investments

Diamond Hill Strategic Income Fund
Schedule of Investments
September 30, 2014 (Unaudited)
	Shares/ Par Value	Fair Value
Collateralized Debt Obligations - 0.4%
Alesco Preferred Funding Ltd., Class PPNE, 3/23/35#*	$336,608	$99,067
Alesco Preferred Funding VI, Class PNN, 3/23/35#*	621,631	191,928
Fort Sheridan ABS CDO Ltd., Class PPN2, 11/5/41#*	611,948	219,983
Taberna Preferred Funding Ltd., Class PPN2, 7/5/35#*	1,175,564	362,509
Total Collateralized Debt Obligations		$873,487

Corporate Bonds - 93.6%
Consumer Discretionary - 23.1%
Academy Ltd., 9.25%, 8/1/19^††	$1,875,000	1,982,813
Avis Budget Car/Finance, 4.88%, 11/15/17^	5,304,000	5,410,080
Bankrate, Inc., 6.13%, 8/15/18††	650,000	638,625
CCM Merger, Inc., 9.13%, 5/1/19††	2,358,000	2,487,690
Goodyear Tire & Rubber Co., The, 8.25%, 8/15/20	2,900,000	3,103,000
Goodyear Tire & Rubber Co., The, 8.75%, 8/15/20^	3,957,000	4,649,475
Jarden Corp., 6.13%, 11/15/22	1,614,000	1,674,525
Laureate Education, Inc., 9.25%, 9/1/19^††	3,000,000	3,015,000
Live Nation Entertainment, 7.00%, 9/1/20^††	5,254,000	5,582,375
MHGE Parent LLC/Finance, 8.50%, 8/1/19^††	6,000,000	5,669,999
QVC, Inc., 3.13%, 4/1/19	3,275,000	3,287,042
Radio One, Inc., 9.25%, 2/15/20††	3,000,000	2,992,500
Summit Materials LLC/Finance, 10.50%, 1/31/20^	2,968,000	3,279,640
Tenneco, Inc., 6.88%, 12/15/20^	4,436,000	4,679,980
Vail Resorts, Inc., 6.50%, 5/1/19	2,023,000	2,116,564
		50,569,308

Consumer Staples - 2.8%
Post Holdings, Inc., 6.75%, 12/1/21^††	2,000,000	1,895,000
Post Holdings, Inc., 7.38%, 2/15/22^	4,295,000	4,252,050
		6,147,050

Energy - 8.7%
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	3,730,000	3,879,200

Diamond Hill Strategic Income Fund
Schedule of Investments (Continued)
September 30, 2014 (Unaudited)
	Shares/ Par Value	Fair Value
Corporate Bonds - 93.6% continued
Energy - 8.7% continued
Carrizo Oil & Gas, Inc., 8.63%, 10/15/18^	$4,150,000	$4,316,000
Cimarex Energy Co., 5.88%, 5/1/22^	2,025,000	2,176,875
Diamondback Energy, Inc., 7.63%, 10/1/21^††	4,796,000	5,167,690
McDermott International, Inc., 8.00%, 5/1/21^††	3,499,000	3,420,273
		18,960,038

Financials - 22.8%
CNA Financial Corp., 6.50%, 8/15/16	2,165,000	2,377,553
Cogent Communications Finance, Inc., 5.63%, 4/15/21††	4,750,000	4,678,750
First Horizon National Corp., 5.38%, 12/15/15^	3,000,000	3,144,096
First Tennessee Bank NA, 5.05%, 1/15/15	1,150,000	1,163,422
iStar Financial, Inc., 4.88%, 7/1/18^	4,725,000	4,595,063
iStar Financial, Inc., Series B, 9.00%, 6/1/17	3,605,000	4,015,069
MGIC Investment Corp., 5.38%, 11/1/15	2,105,000	2,147,100
Nationstar Mortgage/Capital Corp., 6.50%, 8/1/18^	6,540,000	6,523,650
Popular, Inc., 7.00%, 7/1/19^	5,500,000	5,506,874
Radian Group, Inc., 9.00%, 6/15/17	4,840,000	5,372,400
Symetra Financial Corp., 6.13%, 4/1/16††	4,750,000	5,051,454
Synovus Financial Corp., 7.88%, 2/15/19	1,775,000	1,988,000
Synovus Financial Corp., 5.13%, 6/15/17	3,350,000	3,425,375
		49,988,806

Health Care - 9.6%
Alere, Inc., 6.50%, 6/15/20	4,390,000	4,368,050
Biomet, Inc., 6.50%, 10/1/20	5,792,000	6,081,600
HealthSouth Corp., 7.75%, 9/15/22^	2,747,000	2,928,989
HealthSouth Corp., 7.25%, 10/1/18^	3,439,000	3,563,664
Valeant Pharmaceuticals International, 6.38%, 10/15/20††	4,000,000	4,110,000
		21,052,303

Industrials - 11.5%
BlueLine Rental LLC, 7.00%, 2/1/19††	2,500,000	2,568,750
Summit Materials LLC/Finance, 10.50%, 1/31/20††	500,000	552,500

Diamond Hill Strategic Income Fund
Schedule of Investments (Continued)
September 30, 2014 (Unaudited)
	Shares/ Par Value	Fair Value
Corporate Bonds - 93.6% continued
Industrials - 11.5% continued
United Airlines, Inc., Class A, Series 2007-1, 6.64%, 7/2/22	$1,890,393	$2,041,624
United Continental Holdings, Inc., 6.38%, 6/1/18^	5,392,000	5,648,120
United Rentals North America, 7.38%, 5/15/20^	6,733,000	7,153,813
US Airways Group, Inc., 6.13%, 6/1/18^	6,970,000	7,161,675
		25,126,482

Information Technology - 5.5%
Activision Blizzard, Inc., 5.63%, 9/15/21††	2,000,000	2,080,000
Epicor Software Corp., 8.63%, 5/1/19^	2,285,000	2,416,388
Lawson Software, Inc., 9.38%, 4/1/19	2,665,000	2,878,200
Lawson Software, Inc., 11.50%, 7/15/18^	2,260,000	2,508,600
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/1/20	2,110,000	2,262,975
		12,146,163

Materials - 4.2%
Cemex Finance LLC, 9.38%, 10/12/22††	1,860,000	2,097,150
Owens-Illinois, Inc., 7.80%, 5/15/18^	6,321,000	7,111,125
		9,208,275

Telecommunication Services - 3.4%
Level 3 Financing, Inc., 8.13%, 7/1/19	6,957,000	7,409,205

Utilities - 2.0%
Source Gas LLC, 5.90%, 4/1/17††	4,000,000	4,317,704

Total Corporate Bonds		$204,925,334
Registered Investment Companies - 33.3%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.09%Σ	11,438,581	11,438,581
State Street Navigator Securities Lending Prime Portfolio, 0.15%†Σ	61,603,148	61,603,148
Total Registered Investment Companies		73,041,729
Total Investment Securities 127.3% (Cost $280,426,485)**		$278,840,550
Net Other Assets (Liabilities) (27.3)%		(59,782,303)
Net Assets - 100.0%		$219,058,247

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
#	Restricted and illiquid securities not registered under the Securities Act of 1933 and valued at fair value by the Fair Value Committee based on procedures approved by the Board of Trustees are as follows:

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
Alesco Preferred Funding Ltd., Series 6A, Class PPNE	March-05	$336,608	$99,067	0.0%
Alesco Preferred Funding VI, Class PNN	December-04	621,631	191,928	0.1%
Fort Sheridan ABS CDO Ltd., Series 2005-1A, Class PPN2	March-05	509,448	219,983	0.1%
Taberna Preferred Funding Ltd., Series 2005-1A, Class PPN2	March-05	1,035,359	362,509	0.2%
		$2,503,046	$873,487	0.4%

^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of September 30, 2014, was $59,329,696.

†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of September 30, 2014.
††	Restricted securities not registered under the Securities Act of 1933 and deemed liquid based on procedures approved by the Board of Trustees are as follows:

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
Academy Ltd.	September-14	$2,001,563	$1,982,813	0.90%
Activision Blizzard, Inc.	August-14	$2,100,000	$2,080,000	0.90%
Bankrate, Inc.	September-14	$640,438	$638,625	0.30%
BlueLine Rental LLC	July-14	$2,637,500	$2,568,750	1.20%
CCM Merger, Inc.	September-14	$2,502,428	$2,487,690	1.10%
Cemex Finance LLC	September-14	$2,092,500	$2,097,150	1.00%
Cogent Communications Finance, Inc.	April-14	$4,763,750	$4,678,750	2.10%
Diamondback Energy, Inc.	September-14	$4,994,577	$5,167,690	2.30%
Laureate Education, Inc.	August-14	$3,097,500	$3,015,000	1.40%
Live Nation Entertainment	February-14	$5,760,945	$5,582,375	2.50%
McDermott International, Inc.	July-14	$3,526,489	$3,420,273	1.60%
MHGE Parent LLC	July-14	$5,914,999	$5,669,999	2.50%
Post Holdings, Inc.	September-14	$1,935,000	$1,895,000	0.90%
Radio One, Inc.	July-14	$3,257,500	$2,992,500	1.40%
Source Gas LLC	March-14	$3,840,000	$4,317,704	2.00%
Summit Materials LLC	September-14	$550,000	$552,500	0.30%
Symetra Financial Corp.	February-14	$4,973,773	$5,051,454	2.30%
Valeant Pharmaceuticals International	April-14	$4,340,000	$4,110,000	1.90%
		$58,928,962	$58,308,273	26.60%

Σ	Rate represents the daily yield on September 30, 2014.

See accompanying Notes to Schedules of Investments

Diamond Hill Funds
Notes to Schedules of Investments and Securities Sold Short
September 30, 2014
(Unaudited)

Organization

The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Mid Cap Fund (“Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill Select Fund (“Select Fund”), Diamond Hill Long-Short Fund (“Long-Short Fund”), Diamond Hill Research Opportunities Fund (“Research Opportunities Fund”), Diamond Hill Financial Long-Short Fund (“Financial Long-Short Fund”) and Diamond Hill Strategic Income Fund (“Strategic Income Fund”), are each a series of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”). The Trust is an Ohio business trust, which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end, management investment company. Each Fund is a diversified series of the Trust.

With the exception of the Financial Long-Short Fund, the Funds offer four classes of shares: Class A, Class C, Class I and Class Y. The Financial Long-Short Fund offers three classes of shares: Class A, Class C and Class I. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. Class A has a maximum sales charge on purchases of 5.00% as a percentage of the original purchase price except for Strategic Income Fund which is 3.50%. Class C has a contingent deferred sales charge of 1.00% for shares redeemed within a year of the purchase date.

Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation — The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid price in the principal market where such securities are normally traded. Investments in other investment companies are valued at their reported net asset value. In each of these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term debt investments of sufficient credit quality maturing in less than 61

Diamond Hill Funds
Notes to Schedules of Investments and Securities Sold Short
September 30, 2014
(Unaudited)

days are valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, certain stale prices, or an event occurs that materially affects the furnished price) are valued by the Fair Value Committee. In these cases, the Fair Value Committee, established and appointed by the Trustees, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities may be classified as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds' net asset values are calculated.  The Funds use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities.  These valuations are considered as Level 2 in the fair value hierarchy.

Approximately 0.4% of the Strategic Income Fund’s September 30, 2014 net assets are being valued using estimates provided by the Fair Value Committee based on procedures approved by the Board of Trustees. The Fair Value Committee relied heavily upon analysis of the Strategic Income Fund’s portfolio manager in the absence of readily ascertainable fair values. These values may differ from the values that would have been used had a ready market for these securities existed, and the differences could be material.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Levels 1, 2 or 3 as of September 30, 2014 based on the input levels assigned at December 31, 2013.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days are valued using amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2014:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs
Investments in Securities: (Assets)
Small Cap Fund
Common Stocks*	$1,092,975,761	$—
Registered Investment Companies	461,726,795	—

Total	1,554,702,556	—
Small-Mid Cap Fund
Common Stocks*	530,191,710	—
Registered Investment Companies	216,764,697	—

Total	746,956,407	—

Diamond Hill Funds
Notes to Schedules of Investments and Securities Sold Short
September 30, 2014
(Unaudited)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs
Mid Cap Fund
Common Stocks*	$13,652,210	$—
Registered Investment Companies	5,296,316	—
Total	18,948,526	—
Large Cap Fund
Common Stocks*	3,040,356,215	—
Registered Investment Companies	85,862,768	—
Total	3,126,218,983	—
Select Fund
Common Stocks*	66,259,305	—
Registered Investment Companies	24,709,113	—
Total	90,968,418	—
Long-Short Fund
Common Stocks*	3,072,777,231	—
Registered Investment Companies	687,394,134	—
Total	3,760,171,365	—
Research Opportunities Fund
Common Stocks*	64,561,607	—
Registered Investment Companies	24,135,623	—
Total	88,697,230	—
Financial Long-Short Fund
Common Stocks*	24,336,415	—
Registered Investment Companies	11,257,687	—
Total	35,594,102	—
Strategic Income Fund
Collateralized Debt Obligations	—	873,487
Corporate Bonds*	—	204,925,334
Registered Investment Companies	73,041,729	—
Total	73,041,729	205,798,821
Investments in Securities Sold Short: (Liabilities)
Long-Short Fund
Common Stocks*	(745,206,062)	—
Research Opportunities Fund
Common Stocks*	(8,457,834)	—
Financial Long-Short Fund
Common Stocks*	(2,327,009)	—

*         See Schedule of Investments and Schedule of Investments Sold Short for industry classification.

The Funds did not hold any Level 3 securities during the quarter ended September 30, 2014.

Short sales — The Long-Short Fund, Research Opportunities Fund, Financial Long-Short Fund and Strategic Income Fund are permitted to make short sales of securities. Short sales are effective when it is

Diamond Hill Funds
Notes to Schedules of Investments and Securities Sold Short
September 30, 2014
(Unaudited)

believed that the price of a particular security will decline, and involves the sale of a security which the Fund does not own in hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, a Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Cash received from short sales is maintained by brokers and is used to meet margin requirements for short calls. It is included as “Segregated Cash With Brokers” on the Schedule of Investments.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. The use of short sales may cause a Fund to have higher expenses (especially dividend expenses) than those of other equity mutual funds. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of the Funds' investment advisor, Diamond Hill Capital Management, Inc. ("DHCM") to accurately anticipate the future value of a security.

Securities lending — Under the terms of the securities lending agreement with State Street Bank and Trust Company (“State Street”), State Street is authorized to loan securities on behalf of the Funds to approved borrowers. In exchange, the Funds receive cash collateral in the amount of at least 100% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day.  The cash collateral is invested in short-term instruments as noted in each Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to brokers, the Funds pay State Street 15% of the net securities lending income.

As of 9/30/2014 the value of securities loaned and the collateral held were as follows:

	Fair Value of Securities Loaned	Fair Value of Collateral Received
Small Cap Fund	$171,351,924	$178,391,928
Small-Mid Cap Fund	158,239,301	163,808,126
Mid-Cap Fund	4,112,383	4,248,519
Large Cap Fund	56,018,786	57,844,166
Select Fund	18,655,445	19,184,268
Long-Short Fund	36,302,967	37,397,730
Research Opportunities Fund	17,311,727	17,856,621
Financial Long-Short Fund	7,750,780	7,990,429
Strategic Income Fund	59,329,696	61,603,148

Security transactions — Throughout the reporting period, investment transactions are recorded no later than the first business day following trade date. For financial reporting purposes, investments are reported on trade date on the last business day of the reporting period. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized using the daily effective yield method. The Funds record distributions received from investments in Real Estate Investment Trusts (“REITS”) in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts once the issuers provide information about the actual composition of the distributions.

Diamond Hill Funds
Notes to Schedules of Investments and Securities Sold Short
September 30, 2014
(Unaudited)

Federal Tax Information

As of September 30, 2014, cost and unrealized appreciation (depreciation) on a tax basis for investment securities, excluding securities sold short, were as follows:

				Net
		Gross	Gross	Unrealized
	Federal	Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Small Cap Fund	$1,249,355,614	$318,966,961	$(13,620,019)	$305,346,942
Small-Mid Cap Fund	$710,244,410	$47,488,527	$(10,776,530)	$36,711,997
Mid Cap Fund	$19,016,180	$460,592	$(528,246)	$(67,654)
Large Cap Fund	$2,364,814,166	$770,113,067	$(8,708,250)	$761,404,817
Select Fund	$80,038,504	$11,024,906	$(94,992)	$10,929,914
Long-Short Fund	$2,955,488,079	$828,278,915	$(141,709,155)	$686,569,760
Research Opportunities Fund	$80,698,024	$9,943,779	$(2,329,238)	$7,614,541
Financial Long-Short Fund	$31,228,837	$4,514,294	$(343,366)	$4,170,928
Strategic Income Fund	$280,452,671	$2,968,813	$(4,580,934)	$(1,612,121)

Item 2.   Controls and Procedures.

(a)	The registrant's principal executive officer and principal financial officer concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.   Exhibits.

A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Diamond Hill Funds

By (Signature and Title)	/s/ James F. Laird, Jr.
James F. Laird, Jr., President

Date:	November 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James F. Laird, Jr.
James F. Laird, Jr., President

Date:	November 20, 2014

By (Signature and Title)	/s/ Trent M. Statczar
Trent M. Statczar, Treasurer

Date:	November 20, 2014